Share-Based Compensation - Schedule of Share Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Share Based Compensation Expense [Line Items]
Cost of revenue	$ 28,471,179	$ 22,040,054	$ 16,211,779
Research and development	3,805,447	5,528,733	952,440
Sales and marketing	45,863,160	55,387,277	39,426,506
Total share-based compensation expense	1,994,408
Share-Based Payment Arrangement [Member]
Schedule of Share Based Compensation Expense [Line Items]
Cost of revenue	238,590
General and administrative	39,221
Research and development	588,455
Sales and marketing	1,128,142
Total share-based compensation expense	$ 1,994,408